Revenue and Related Matters - Service Revenue (Details) $ in Thousands	3 Months Ended									6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2024 USD ($) customer	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($) customer	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2024 USD ($) customer	Sep. 30, 2023 USD ($) customer	Sep. 30, 2022 USD ($)	Dec. 31, 2023 USD ($) customer	Dec. 31, 2022 USD ($) customer	Dec. 31, 2021 USD ($)
Service Revenue
Total	$ 35,813	$ 31,549	$ 31,559	$ 30,804	$ 28,456	$ 25,824	$ 26,646	$ 23,500	$ 29,552	$ 59,260	$ 53,052	$ 102,260	$ 90,819	$ 79,698	$ 122,368	$ 105,522	$ 110,556
One customer | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Service Revenue
Total															$ 14,000	$ 13,700
Number Of Customers With High Percent Of Total Revenue | customer	1		1									0	1		1	1
Revenue as a percentage of total revenue															10.00%	10.00%
Service revenue
Service Revenue
Total	$ 13,845		$ 10,883									$ 39,323	$ 29,859		$ 40,089	$ 34,495	$ 23,629
Collaboration agreement | Eli Lilly
Service Revenue
Total	1,500		$ 4,500									$ 1,500	$ 4,500		$ 6,000	$ 10,900
Master collaboration agreement | Eli Lilly
Service Revenue
Non-refundable up-front payment received									5,000
Statement of works agreement | Eli Lilly
Service Revenue
Collaborative arrangement payment received per quarter	$ 1,500								$ 1,500
Minimum
Service Revenue
Period of payment															30 days
Maximum
Service Revenue
Period of payment															45 days